Taxation - Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Balance at beginning of period	¥ (28,043)	¥ (15,743)	¥ (20,443)
Change of valuation allowance	(7,665)	(12,300)	4,700
Balance at end of period	¥ (35,708)	¥ (28,043)	¥ (15,743)